UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

Item 1. Schedule of Investments.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments
November 30, 2014 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS (14.45%)
SPDR S&P 500 ETF Trust	35,000	$7,252,000
TOTAL EXCHANGE TRADED FUNDS		7,252,000
(Cost $7,086,664)

EXCHANGE TRADED NOTES (4.42%)
iPATH S&P 500 VIX Short-Term Futures (a)	81,000	2,218,590
TOTAL EXCHANGE TRADED NOTES		2,218,590
(Cost $2,290,526)
	Contracts
OPTIONS PURCHASED (0.28%) (a)
Call Options Purchased (0.00%)
Barclays VXX, Expires November 2014 at $28.00 Call	1,250	1,250
Total Call Options Purchased		1,250
	Notional
Put Options Purchased (0.28%)
United States Dollar/New Zealand Dollar Cross, Expires December 2014 at 0.77 Put	22,000,000	138,116
Total Put Options Purchased		138,116

TOTAL OPTIONS PURCHASED		139,366
(Cost $443,880)
	Shares
SHORT-TERM INVESTMENT (32.71%)
Fidelity Institutional Money Market Portfolio
0.000% (b)	16,424,364	16,424,364
Total SHORT-TERM INVESTMENT		16,424,364
(Cost $16,424,364)

TOTAL INVESTMENTS (51.86%)		$26,034,320
(Cost $26,245,434)

OTHER ASSETS IN EXCESS OF LIABILITIES (48.14%)		24,164,599
TOTAL NET ASSETS (100.0%)		$50,198,919

(a) Non-income producing security.
(b) Rate quoted is seven-day yield at period end.

The cost basis of investments for federal income tax purposes at November 30, 2014, was as follows:

Cost of investments		$26,245,434
Gross unrealized appreciation		165,336
Gross unrealized depreciation		(376,450)
Net unrealized depreciation		$(211,114)

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Written Options
November 30, 2014 (Unaudited)

	Contracts	Value
WRITTEN OPTIONS (-1.82%)

Call Options Written (-1.19%)
CBOE VIX Volatility, Expires January 2015 at $22.00 Call	(3,000)	$(210,000)
CBOE VIX Volatility, Expires February 2015 at $29.00 Call	(5,000)	(300,000)
CBOE VIX Volatility, Expires December 2014 at $23.00 Call	(5,000)	(87,500)
Total Call Options Written		(597,500)

Put Options Written (-0.63%)
CBOE VIX Volatility, Expires February 2015 at $15.00 Put	(3,000)	(315,000)
Total Put Options Written		(315,000)

TOTAL WRITTEN OPTIONS
(Premiums received $1,309,150)		$(912,500)

Cash held as collateral at Citigroup was $11,001,100 at November 30, 2014.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Swap Contracts
November 30, 2014 (Unaudited)

TOTAL RETURN SWAP CONTRACTS
		Rate		Termination	Notional	Unrealized
Counterparty	Reference Entity (a)	Paid by the Fund		Date	Amount	Gain/(Loss)

Societe General	SGI US Gravity Index	0.50%		10/05/15	$10,900,000	$(119,126)

Societe General	SGI Wildcat MLP Index	3M USD LIBOR + 0.40%		01/06/15	5,000,000	(785,054)

Societe General	Wildcat Ludician 2 USD ER Index	0.50%		10/05/15	5,200,000	115,305

Societe General	Wildcat Ludician 3 USD ER Index	0.40%		10/05/15	4,900,000	(67,363)

Merrill Lynch	Merrill Lynch Wildcat Commodity Relative Value Index (b) (d)	1.75%		10/30/15	25,400,000	159,102

Merrill Lynch	Merrill Lynch Wildcat Commodity Element G Index (b) (e)	2.00%		10/30/15	19,800,000	(253,880)

Merrill Lynch	Merrill Lynch Wildcat Commodity Mean Reversion Index (b) (f)	0.65	% (c)	11/02/15	14,600,000	(58,972)

Merrill Lynch	Infinity Q Custom Index Basket #2	3M USD LIBOR + 0.35%		03/06/15	6,000,000	220,517

TOTAL OF TOTAL RETURN SWAP CONTRACTS					$91,800,000	$(789,471)

Cash held as collateral at Bank of America Merrill Lynch and Societe General was $13,382,440 and $1,610,000, respectively at November 30, 2014.

(a)  The following is a description of each reference entity:

       SGI US Gravity Index aims to generate positive performance from potential mean-reversion patterns in the levels of the S&P 500 index using futures on the index.

       SGI Wildcat MLP Index is a basket of long and short master limited partnership (MLP) sector equity securities.

       Wildcat Ludician 2 USD ER Index employs medium-term volatility based strategies using VIX index futures.

       Wildcat Ludician 3 USD ER Index employs long-term volatility based strategies using VIX index futures.

       Merrill Lynch Wildcat Commodity Relative Value Index employs commodity relative value strategies using commodity futures across a wide range of commodity complexes.

       Merrill Lynch Wildcat Commodity Element G Index employs commodity relative value strategies using commodity futures across a wide range of commodity complexes.

       Merrill Lynch Wildcat Commodity Mean Reversion Index employs a commodity mean-reversion strategy across a wide range of commodity complexes.

       Infinity Q Custom Index Basket #2 is a basket of long and short equity securities with a healthcare focus.

(b) Positions held in Subsidiary. See Notes.

(c) The rate paid by the Fund is 0.65% per annum which is included in the daily price of the index.

(d)	The following is a description of the underlying securities in the Merrill Lynch Wildcat Commodity Relative Value Index:

	Security Description	Contracts Long/(Short)	Notional Amount
	Brent Crude Future March 15	(0.05)	$(3,292)
	Coffee Future March 15	(0.15)	(10,233)
	Copper Future March15	0.42	29,903
	Corn Future March 15	(1.89)	(36,668)
	Cotton Number 2 Future March 15	0.44	13,236
	Gasoline Future January 15	(46.99)	(3,607,004)
	Gasoline Future March 15	47.12	3,657,261
	Gold 100 Ounce Future February 15	0.36	42,075
	Heating Oil Future January 15	(44.14)	(4,006,904)
	Heating Oil Future March 15	44.26	3,965,086
	Kansas Wheat Future March15	0.16	4,990
	Lean Hogs Future February 15	0.20	6,981
	Live Cattle Future February 15	0.05	3,462
	London Metal Exchange Aluminum Future January 15	(156.03)	(7,830,508)
	London Metal Exchange Aluminum Future March 15	156.45	7,857,833
	London Metal Exchange Nickel Future January 15	(37.18)	(3,626,241)
	London Metal Exchange Nickel Future March 15	37.28	3,644,007
	London Metal Exchange Zinc Future January 15	(66.36)	(3,669,970)
	London Metal Exchange Zinc Future March 15	66.54	3,687,928
	Natural Gas Future January 15	(324.66)	(13,271,938)
	Natural Gas Future March 15	325.55	13,112,981
	Silver Future March 15	0.13	10,152
	Soybean Future January 15	(130.66)	(6,637,307)
	Soybean Future March 15	131.01	6,698,076
	Soybean Meal Future January 15	(94.61)	(3,465,579)
	Soybean Meal Future March 15	94.87	3,330,874
	Soybean Oil Future January 15	(182.40)	(3,533,724)
	Soybean Oil Future March 15	182.90	3,556,576
	Sugar Number 11 March 15	0.88	15,434
	West Texas Intermediate Crude Future January 15	(132.67)	(8,775,861)
	West Texas Intermediate Crude Future March 15	133.03	8,834,498
	Wheat Future (CBT) March 15	0.13	3,854

(e)	The following is a description of the underlying securities in the Merrill Lynch Wildcat Commodity Element G Index:

	Security Description	Contracts Long/(Short)	Notional Amount
	Brent Crude Future February 15	(24.42)	$(1,723,324)
	Brent Crude Future March 15	(18.34)	(1,304,785)
	Brent Crude Future April 15	10.58	758,545
	Brent Crude Future May 15	(11.60)	(837,882)
	Brent Crude Future July 15	11.63	851,809
	Cocoa Future March 15	(13.47)	(382,961)
	Cocoa Future (ICE) March 15	12.91	382,961
	Coffee Future March 15	(25.96)	(1,824,552)
	Coffee Future May 15	25.50	1,816,256
	Copper Future March 15	(17.04)	(1,212,251)
	Copper Future May 15	17.09	1,216,595
	Corn Future March 15	(166.20)	(3,230,528)
	Corn Future May 15	166.12	3,297,494
	Corn Future Option May 15 Call at 450	(58.59)	(25,267)
	Corn Future Option May 15 Put at 340	(58.59)	(15,746)
	Cotton Number 2 Future March 15	(18.34)	(551,006)
	Cotton Number 2 Future May 15	18.53	564,782
	Crude Oil Future Option April 15 Call at 90	(38.22)	(7,643)
	Crude Oil Future Option April 15 Put at 66.5	(38.22)	(176,173)

Crude Oil Option International Petroleum Exchange April 15 Call at 102.5	(13.82)	(2,074)
Crude Oil Option International Petroleum Exchange April 15 Put at 76	(13.82)	(101,052)
Gasoline Future January 15	12.79	982,085
Gasoline Future March 15	3.53	274,302
Gasoline Future May 15	6.12	526,941
Gold 100 Ounce Future February 15	(1.36)	(159,738)
Gold 100 Ounce Future April 15	(17.88)	(2,102,221)
Gold 100 Ounce Future June 15	17.93	2,108,989
Gold Future Option February 15 Call at 1420	(14.16)	(1,841)
Gold Future Option February 15 Put at 1050	(14.16)	(9,349)
Heating Oil Future January 15	(9.07)	(823,418)
Heating Oil Future March 15	3.39	303,758
Heating Oil Future May 15	5.75	512,573
Kansas Wheat Future March 15	5.41	173,152
Kansas Wheat Future May 15	7.20	230,659
Kansas Wheat Future July 15	11.33	359,910
Lean Hogs Future February 15	(16.50)	(582,126)
Lean Hogs Future April 15	5.94	217,465
Lean Hogs Future June 15	10.46	406,115
Live Cattle Future February 15	(18.06)	(1,222,318)
Live Cattle Future April 15	(11.42)	(771,945)
Live Cattle Future June 15	29.65	1,912,826
London Metal Exchange Copper Future January 15	7.21	1,148,882
London Metal Exchange Copper Future March 15	0.13	21,234
London Metal Exchange Nickel Future January 15	(19.42)	(1,894,074)
London Metal Exchange Nickel Future March 15	2.84	277,317
London Metal Exchange Nickel Future May 15	4.85	474,638
London Metal Exchange Aluminum Future January 15	(9.17)	(460,285)
London Metal Exchange Aluminum Future March 15	12.05	605,395
London Metal Exchange Aluminum Future May 15	20.33	1,023,080
London Metal Exchange Zinc Future January 15	(34.41)	(1,903,060)
London Metal Exchange Zinc Future March 15	5.09	281,854
London Metal Exchange Zinc Future May 15	8.65	480,248
Low Sulphur Gasoil G January 15	(26.34)	(1,723,324)
Natural Gas Future January 15	(66.72)	(2,727,379)
Natural Gas Future February 15	1.21	49,601
Natural Gas Future March 15	26.20	1,055,277
Natural Gas Future May 15	42.31	1,530,846
Natural Gas Option February 15 Call at 4.75	(44.30)	(80,629)
Natural Gas Option February 15 Put at 3.5	(44.30)	(40,315)
Silver Future March 15	(7.98)	(620,514)
Silver Future May 15	8.00	623,380
Soybean Future January 15	(35.20)	(1,788,330)
Soybean Future March 15	(16.98)	(868,066)
Soybean Future May 15	43.79	2,253,311
Soybean Future Option January 15 Call at 1220	(32.91)	(411)
Soybean Future Option January 15 Put at 900	(32.91)	(3,291)
Soybean Meal Future January 15	(8.99)	(329,215)
Soybean Meal Future March 15	(12.30)	(431,679)
Soybean Meal Future May 15	33.35	1,143,439
Soybean Oil Future January 15	(37.48)	(726,179)
Soybean Oil Future March 15	(23.70)	(460,930)
Soybean Oil Future May 15	60.99	1,192,591
Sugar Option March 15 Call at 20.25	(30.93)	(346)
Sugar Option March 15 Put at 15	(30.93)	(10,047)
Sugar Number Eleven March 15	(94.66)	(1,652,758)
Sugar Number Eleven May 15	106.77	1,908,597
Wheat Future (CBT) March 15	(74.88)	(2,165,832)

	Wheat Future (CBT) March 15	21.20	619,534
	Wheat Future (CBT) July 15	31.92	940,190
	Wheat Future Option March 15 Call at 610	(20.85)	(13,552)
	Wheat Future Option March 15 Put at 450	(20.85)	(391)
	White Sugar March 15	(18.82)	(382,961)
	West Texas Intermediate Crude Future January 15	(1.21)	(80,112)
	West Texas Intermediate Crude Future March 15	10.18	675,755
	West Texas Intermediate Crude Future April 15	(13.72)	(914,210)
	West Texas Intermediate Crude Future May 15	17.29	1,156,540

(f)	The following is a description of the underlying securities in the Merrill Lynch Wildcat Commodity Mean Reversion Index:

	Security Description	Contracts Long/(Short)	Notional Amount
	Brent Crude Future February 15	16.67	$1,176,805
	Cattle Feeder Future March 15	(20.45)	(2,353,611)
	Cocoa Future March 15	(41.39)	(1,176,805)
	Coffee Future March 15	(16.74)	(1,176,805)
	Corn Future March 15	40.36	784,537
	Cotton Number 2 Future March 15	39.17	1,176,805
	Gasoline Future February 15	15.30	1,176,805
	Heating Oil Future February 15	(13.06)	(1,176,805)
	Kansas Wheat Future March 15	(24.52)	(784,537)
	Lean Hogs Future February 15	66.69	2,353,611
	Soybean Future March 15	(15.35)	(784,537)
	Soybean Meal Future March 15	(22.35)	(784,537)
	Soybean Oil Future March 15	40.34	784,537
	Sugar Number 11 March 15	67.40	1,176,805
	Wheat Future (CBT) March 15	27.12	784,537
	West Texas Intermediate Crude Future February 15	(17.76)	(1,176,805)

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2014 (Unaudited)

Consolidation of Subsidiary:

The Consolidated Schedule of Investments of the Infinity Q Diversified Alpha Fund (the “Fund”) includes the holdings of the Infinity Q Commodity Fund Ltd. (the “Subsidiary”).  The Subsidiary, a Cayman Islands Exempted Company, was incorporated on July 15, 2014, and is wholly-owned and controlled by the Fund.  The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and the Fund may invest up to 25% of its totals assets in the Subsidiary.  The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity.  All inter-fund balances and transactions have been eliminated in consolidation.  The net assets of the Subsidiary at November 30, 2014, were $9,608,975, which represented 19.1% of the Fund’s net assets.

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models.  The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates.  Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Other financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of November 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$7,252,000	$-	$-	$7,252,000
Exchange Traded Notes	2,218,590	-	-	2,218,590
Purchased Options	-	139,366	-	139,366
Short-Term Investments	16,424,364	-	-	16,424,364
Total	$25,894,954	$139,366	$-	$26,034,320

Liabilities
Written Options	$-	$(912,500)	$-	$(912,500)
Total	$-	$(912,500)	$-	$(912,500)

Other Financial Instruments*
Total Return Swaps	$-	$(789,471)	$-	$(789,471)
Total Other Financial Instruments	$-	$(789,471)	$-	$(789,471)

* Other financial instruments, including total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

Please refer to the Consolidated Schedule of investments for further classification.

The Fund recognizes transfers between Levels at the end of the reporting period.  There were no transfers between Levels at period end.  There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By /s/ Christopher E. Kashmerick
      Christopher E. Kashmerick, President and Principal Executive Officer

Date January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Russell B Simon
      Russell B. Simon, Treasurer and Principal Financial Officer

Date January 29, 2015